UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

AB SUSTAINABLE INTERNATIONAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2019

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Sustainable International Thematic Fund

Portfolio of Investments

September 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.3%
Financials - 22.2%
Banks - 9.6%
Credicorp Ltd.	29,600	$6,603,168
HDFC Bank Ltd.	234,980	6,502,712
Svenska Handelsbanken AB-Class A	443,683	5,595,571
Swedbank AB-Class A	284,959	7,047,653

		25,749,104

Capital Markets - 4.3%
London Stock Exchange Group PLC	55,670	3,326,657
Partners Group Holding AG	10,574	8,382,205

		11,708,862

Consumer Finance - 1.8%
Bharat Financial Inclusion Ltd. (a)	332,650	4,769,820

Insurance - 4.5%
AIA Group Ltd.	784,200	6,992,649
Prudential PLC	226,706	5,197,926

		12,190,575

Thrifts & Mortgage Finance - 2.0%
Housing Development Finance Corp., Ltd.	220,175	5,315,877

		59,734,238

Industrials - 13.8%
Building Products - 4.3%
Cie de Saint-Gobain	76,420	3,293,777
Kingspan Group PLC	80,784	3,766,778
Kingspan Group PLC (London)	97,510	4,562,523

		11,623,078

Commercial Services & Supplies - 1.6%
China Everbright International Ltd.	5,106,000	4,408,461

Electrical Equipment - 4.7%
Schneider Electric SE (Paris)	84,289	6,768,152
Vestas Wind Systems A/S	85,960	5,807,136

		12,575,288

Industrial Conglomerates - 3.2%
Siemens AG (REG)	67,317	8,607,396

		37,214,223

Information Technology - 11.8%
Electronic Equipment, Instruments & Components - 2.6%
Halma PLC	233,819	4,402,078
Horiba Ltd.	49,400	2,618,389

		7,020,467

Semiconductors & Semiconductor Equipment - 7.0%
ams AG (a)	49,794	2,802,642
ASML Holding NV	17,896	3,360,056
Infineon Technologies AG	231,042	5,257,561

Company	Shares	U.S. $ Value
Taiwan Semiconductor Manufacturing Co., Ltd.	855,000	$7,296,173

		18,716,432

Software - 2.2%
Dassault Systemes SE	39,820	5,958,560

		31,695,459

Consumer Staples - 11.5%
Food & Staples Retailing - 1.6%
Tsuruha Holdings, Inc.	36,000	4,431,230

Food Products - 4.7%
Kerry Group PLC-Class A	55,845	6,162,931
Nestle SA (REG)	77,049	6,413,299

		12,576,230

Household Products - 2.4%
Unicharm Corp.	193,800	6,411,999

Personal Products - 2.8%
Godrej Consumer Products Ltd.	406,597	4,342,237
Unilever PLC	58,320	3,203,759

		7,545,996

		30,965,455

Health Care - 10.4%
Health Care Equipment & Supplies - 2.5%
Essilor International Cie Generale d’Optique SA	45,876	6,790,554

Health Care Providers & Services - 2.2%
Apollo Hospitals Enterprise Ltd.	401,235	5,832,796

Life Sciences Tools & Services - 3.7%
Gerresheimer AG	55,884	4,717,825
ICON PLC (a)	30,730	4,724,738
Tecan Group AG	2,324	550,162

		9,992,725

Pharmaceuticals - 2.0%
Roche Holding AG	16,237	3,926,357
Vectura Group PLC (a)	1,420,506	1,476,765

		5,403,122

		28,019,197

Consumer Discretionary - 8.2%
Auto Components - 4.9%
Aptiv PLC	86,519	7,258,944
Delphi Technologies PLC	104,820	3,287,155
Valeo SA	62,630	2,711,934

		13,258,033

Household Durables - 1.6%
Panasonic Corp.	368,800	4,274,845

Textiles, Apparel & Luxury Goods - 1.7%
Shenzhou International Group Holdings Ltd.	342,000	4,388,246

Company	Shares			U.S. $ Value
				$21,921,124

Utilities - 3.7%
Multi-Utilities - 1.7%
Suez		317,290		4,513,420

Water Utilities - 2.0%
Beijing Enterprises Water Group Ltd. (a)		6,762,000		3,604,927
Cia de Saneamento Basico do Estado de Sao Paulo		295,100		1,723,740

				5,328,667

				9,842,087

Materials - 3.6%
Chemicals - 3.6%
Chr Hansen Holding A/S		28,957		2,935,824
Koninklijke DSM NV		25,127		2,661,284
Umicore SA		72,527		4,051,244

				9,648,352

Communication Services - 3.4%
Diversified Telecommunication Services - 2.0%
Deutsche Telekom AG (REG)		327,395		5,270,613

Interactive Media & Services - 1.4%
Tencent Holdings Ltd.		96,000		3,919,759

				9,190,372

Real Estate - 1.7%
Real Estate Management & Development - 1.7%
SM Prime Holdings, Inc.		6,840,600		4,577,492

Total Common Stocks (cost $192,793,124)				242,807,999

SHORT-TERM INVESTMENTS - 7.5%
Investment Companies - 7.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.98% (b)(c)(d) (cost $19,769,852)		19,769,852		19,769,852

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(1.45)%, 10/01/18	CHF	27		27,931
(0.87)%, 10/01/18	SEK	254		28,602
(0.80)%, 10/01/18	DKK	176		27,430
0.37%, 10/01/18	GBP	85		110,503
0.65%, 10/01/18	CAD	0	*	1
6.50%, 10/01/18	ZAR	0	*	4
BNP Paribas, Paris
(0.57)%, 10/01/18	EUR	18		21,270
2.03%, 10/02/18	HKD	970		123,851

	Principal Amount (000)		U.S. $ Value
Sumitomo, Tokyo (0.22)%, 10/01/18	JPY	3,098	$27,268

Total Time Deposits (cost $365,389)			366,860

Total Short-Term Investments (cost $20,135,241)			20,136,712

Total Investments – 97.8% (cost $212,928,365) (e)			262,944,711
Other assets less liabilities – 2.2%			5,932,570

Net Assets – 100.0%			$268,877,281

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	EUR	839	USD	986	11/14/18	$8,771
Bank of America, NA	JPY	88,054	USD	792	11/14/18	14,991
Bank of America, NA	SEK	9,858	USD	1,131	11/14/18	17,297
Bank of America, NA	USD	798	EUR	683	11/14/18	(2,693)
Bank of America, NA	USD	2,285	RUB	151,370	11/14/18	14,724
Bank of America, NA	PHP	228,418	USD	4,169	12/11/18	(32,076)
Bank of America, NA	INR	47,181	USD	663	12/13/18	20,039
Barclays Bank PLC	CNY	16,184	USD	2,340	10/25/18	(10,900)
Barclays Bank PLC	TWD	20,353	USD	664	12/11/18	(8,210)
Barclays Bank PLC	USD	1,721	INR	126,945	12/13/18	8,632
Barclays Bank PLC	USD	1,082	INR	79,188	12/13/18	(3,127)
BNP Paribas SA	USD	3,619	CNY	24,883	10/25/18	(3,908)
BNP Paribas SA	GBP	2,212	USD	2,817	11/14/18	(71,834)
BNP Paribas SA	USD	1,959	MXN	37,785	11/14/18	45,810
Brown Brothers Harriman & Co.	EUR	1,642	USD	1,937	11/14/18	24,309
Brown Brothers Harriman & Co.	HKD	10,895	USD	1,391	11/14/18	(2,096)
Brown Brothers Harriman & Co.	USD	4,158	JPY	462,722	11/14/18	(71,874)
Brown Brothers Harriman & Co.	USD	305	NZD	463	11/14/18	1,809
Brown Brothers Harriman & Co.	USD	2,064	ZAR	29,826	11/14/18	32,485
Citibank, NA	BRL	6,710	USD	1,676	10/02/18	14,379
Citibank, NA	USD	1,619	BRL	6,710	10/02/18	42,494
Citibank, NA	USD	2,401	CNY	16,184	10/25/18	(50,079)
Citibank, NA	CAD	872	USD	665	11/14/18	(10,794)
Citibank, NA	EUR	3,223	USD	3,770	11/14/18	14,906
Citibank, NA	SEK	51,311	USD	5,657	11/14/18	(137,463)
Citibank, NA	USD	19,239	GBP	15,075	11/14/18	447,733
Citibank, NA	USD	1,126	JPY	125,061	11/14/18	(22,110)
Citibank, NA	USD	9,791	KRW	11,072,524	11/15/18	196,678
Citibank, NA	INR	2,032,569	USD	29,130	12/13/18	1,431,865
Credit Suisse International	USD	2,016	EUR	1,766	11/14/18	41,155
Deutsche Bank AG	USD	12,442	AUD	17,187	11/14/18	(14,487)
Goldman Sachs Bank USA	CHF	1,947	USD	1,973	11/14/18	(19,005)
Goldman Sachs Bank USA	GBP	1,842	USD	2,404	11/14/18	(1,652)
Goldman Sachs Bank USA	USD	1,403	JPY	154,985	11/14/18	(34,436)
Goldman Sachs Bank USA	USD	1,323	NOK	11,077	11/14/18	40,685
JPMorgan Chase Bank, NA	CHF	721	USD	735	11/14/18	(2,397)
JPMorgan Chase Bank, NA	GBP	711	USD	927	11/14/18	(1,269)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	22,691	JPY	2,501,604	11/14/18	$(602,720)
Morgan Stanley & Co. LLC	BRL	6,710	USD	1,629	10/02/18	(32,451)
Morgan Stanley & Co. LLC	USD	1,676	BRL	6,710	10/02/18	(14,379)
Morgan Stanley & Co. LLC	USD	1,624	BRL	6,710	11/05/18	32,537
Morgan Stanley & Co. LLC	CHF	645	USD	669	11/14/18	8,762
Morgan Stanley & Co. LLC	EUR	828	USD	970	11/14/18	5,508
Morgan Stanley & Co. LLC	USD	539	HKD	4,227	11/14/18	990
Royal Bank of Scotland PLC	EUR	18,257	USD	20,845	11/14/18	(425,448)
Royal Bank of Scotland PLC	USD	18,390	CAD	24,029	11/14/18	229,998
Standard Chartered Bank	USD	1,274	TWD	38,996	12/11/18	13,403
UBS AG	JPY	75,532	USD	681	11/14/18	14,485

						$1,149,037

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of September 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,523,314 and gross unrealized depreciation of investments was $(15,357,931), resulting in net unrealized appreciation of $51,165,383.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

REG	-	Registered Shares

COUNTRY BREAKDOWN 1

September 30, 2018 (unaudited)

11.4%	France
10.2%	India
9.0%	Germany
7.3%	Switzerland
6.8%	Japan
6.7%	United Kingdom
6.2%	China
5.8%	United States
5.5%	Ireland
4.8%	Sweden
3.3%	Denmark
2.8%	Taiwan
2.7%	Hong Kong
9.8%	Other
7.7%	Short-Term

100.0%	Total Investments

*

All data are as of September 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Austria, Belgium, Brazil, Netherlands, Peru and Philippines.

AB Sustainable International Thematic Fund

September 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$13,105,880		$46,628,358		$	– 0	–	$59,734,238
Industrials	8,329,301		28,884,922			– 0	–	37,214,223
Information Technology	– 0	–	31,695,459			– 0	–	31,695,459
Consumer Staples	6,162,931		24,802,524			– 0	–	30,965,455
Health Care	4,724,738		23,294,459			– 0	–	28,019,197
Consumer Discretionary	10,546,099		11,375,025			– 0	–	21,921,124
Utilities	1,723,740		8,118,347			– 0	–	9,842,087
Materials	– 0	–	9,648,352			– 0	–	9,648,352
Communication Services	– 0	–	9,190,372			– 0	–	9,190,372
Real Estate	– 0	–	4,577,492			– 0	–	4,577,492
Short-Term Investments:
Investment Companies	19,769,852		– 0	–		– 0	–	19,769,852
Time Deposits	– 0	–	366,860			– 0	–	366,860

Total Investments in Securities	64,362,541		198,582,170	†		– 0	–	262,944,711
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	2,724,445			– 0	–	2,724,445
Liabilities
Forward Currency Exchange Contracts	– 0	–	(1,575,408)			– 0	–	(1,575,408)

Total^	$64,362,541		$199,731,207		$	– 0	–	$264,093,748

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^

An amount of $9,151,260 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools not being used during the reporting period. There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2018 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$20,896	$16,021	$17,147	$19,770	$91

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable International Thematic Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2018